The company - Agreement related to Lumoxiti with AstraZeneca (Details) € in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other payables | €					€ 28,573		€ 29,519		€ 36,047
Lumoxiti, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments for licenses	€ 13,400	$ 15,000	€ 43,800	$ 50,000
Trade and other payables					€ 5,500	$ 6,200
Lumoxiti, with AstraZeneca | Manufacturing costs split
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated financial effect of contingent liabilities | $								$ 12,800